[CLIFFORD CHANCE LETTERHEAD]

April 30, 2007

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention:            Larry Greene, Division of Investment Management

                            Mail Stop 0505

Re:    Alternative Investment Partners Absolute Return Fund STS (the “Fund”) (File Nos. 333-140822; 811-21831)

Dear Mr. Greene:

On behalf of the Fund, we transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, a copy of Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).

If you have any questions, please feel free to contact me at (212) 878-3412. Thank you.

Best regards,

/s/ Jeremy Senderowicz

Jeremy Senderowicz